NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation (Detail) (USD $)	12 Months Ended
Dec. 31, 2014
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Abstract]
Beginning balance	$ 0
Initial recognition of conversion feature	1,885,863
Change in fair value of conversion feature	1,805,990
Ending balance	$ 3,691,853